Liabilities subject to compromise	12 Months Ended
Sep. 30, 2011
Liabilities subject to compromise [Abstract]
Liabilities subject to compromise

14. Liabilities subject to compromise:

As a result of the Company’s Chapter 11 filings, the payment of prepetition indebtedness was subject to compromise or other treatment under the Plan prior to the Effective Date. ASC Topic 852 requires prepetition liabilities that are subject to compromise to be reported at the amounts expected to be allowed, even if they may be settled for lesser amounts.

The following table reflects liabilities subject to compromise prior to November 17, 2010:

	September 30,
	2011	2010
Accounts payable and accrued expenses	$—	$15,232,863
Hybrid financial instrument	—	3,608,674
Convertible debentures	—	28,626,149
Laurus term note	—	8,800,000
Valens Funds 15% convertible note, Biovest	—	926,300
Secured promissory notes payable to Laurus and the Valens Funds, Biovest	—	28,522,108
Unsecured promissory notes payable to Pulaski Bank and Trust Company	—	1,161,900
Unsecured promissory note payable to Southwest Bank	—	228,330
Southwest Bank line of credit	—	4,000,000
Notes payable, related parties	—	2,313,623
Other notes payable	—	610,683
Minimum royalty due to Laurus on net sales of AutovaxID ® instrumentation	—	6,318,233
Derivative liabilities	—	40,532,057
Dividend payable	—	479,452
Other	—	2,209,756

	$—	$143,570,128